BORROWING, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2022
BORROWING, FINANCING AND DEBENTURES
BORROWING, FINANCING AND DEBENTURES
18.  BORROWING, FINANCING AND DEBENTURES

	Reference
		2022	2021
Local currency:
Financing Agency for Studies and Projects FINEP		16,979	44,193
Debentures	A	1,913,204	1,922,732
Business Notes	B	519,044	-
Working capital – The Body Shop Operation	C	-	526,743
Working capital – Avon Operation		113,664	164,491
Working Capital - Natura &Co Luxemburgo operation	D	1,304,425	-
Notes – Avon (1)	E	1,421,272	4,255,958
Notes – Lux	F	3,130,732	-
Total in local currency		8,419,320	6,914,117

Foreign currency:
Notes	G	5,172,966	5,523,287
Resolution No. 4131/62		-	279,428
Total in foreign currency		5,172,966	5,802,715
Grand total		13,592,286	12,716,832

Current		331,151	945,069
Non-current		13,261,135	11,771,763

Debentures
Current		77,601	350,145
Non-current		1,835,603	1,572,587

(1)	Balance recognized at fair value at the time of the business combination with subsidiary Avon and subsequently measured at amortized cost.

Reference	Currency	Maturity	Charges	Effective interest rate	Guarantees
A	Brazilian Real	July 2027 to September 2032	CDI + 1.65%; CDI + 0.8%; IPCA + 6.8% and IPCA + 6.9% with bi-annual payments	CDI+1.65%, CDI+0.8%, CDI+1.34% and CDI+1.60%	Guarantee of Natura &Co Holding S.A.
B	Brazilian Real	September 2025	CDI interest + 1.55% with bi-annual payments	CDI +1.55%	Guarantee of Natura &Co Holding S.A.
C	Pounds	April 2024	Sonia + interest 2.9% p.a. with bi-annual payments	Sonia + interest 2.9% p.a.	“Corporate” guarantee from the Company until December 2021 and “Aval” guarantee from parent company Natura &Co Holding S.A. from January 2022.
D	US Dollar	November 2025	SOFR + 2.47% p.a. with bi-annual payments	SOFR + 2.47% p.a.	Guarantee Natura &Co Holding and Natura Cosméticos
E	US Dollar	March 2023 and March 2043	Interest of 6.45% of p.a. and 8.45% of p.a. with bi-annual payments	Interest of 6.45% of p.a. and 8.45% of p.a.	None
F	US Dollar	April 2029	Interest of 6.00% p.a. with bi-annual payments	Interest of 6.125% p.a.	Guarantee Natura &Co Holding and Natura Cosméticos
G	US Dollar	May 2028	Interest of 4.125% (with real cost equivalent to the CDI + 3.33% p.a. Considering the derivate contracted to hedge the variation of the associated cash flows) with bi-annual payments	CDI + 3.33%	Guarantee from Natura &Co Holding S.A.

Changes in the balances of borrowing, financing and debentures for the year ended December 31, 2022 and 2021 are as follows:

Balance as of December 31, 2020	13,822,913
New borrowing and financing (a)	6,425,565
Repayment (b)	(7,989,607)
Appropriation of financial charges, net of costs of new borrowing and financing	661,429
Financial charges payment	(783,935)
Exchange rate variation	252,190
Translation effects (OCI)	328,277
Balance as of December 31, 2021	12,716,832
New borrowing and financing (c)	8,557,507
Repayment (d)	(6,826,628)
Appropriation of financial charges, net of costs of new borrowing and financing	762,703
Financial charges payment	(808,976)
Exchange rate variation	(394,389)
Translation effects (OCI)	(414,763)
Balance as of December 31, 2022	13,592,286

a)	New borrowing and financing raised within the year ended December 31, 2021 basically refer to the offer carried out by the subsidiary Natura Cosméticos of the notes linked to the sustainability goals in the amount of USD 1 billion, approximately R$5.6 billion (see note 19.1.iii) and the new credit facility in the amount of one hundred million pounds (£100 million), approximately R$742 million, obtained by subsidiary The Body Shop (see note 19.1.ii));
b)	The repayment made during the year ended December 31, 2021 mainly refer to the early redemption of the subsidiary Natura Cosméticos's Notes in the amount of USD 750 million (corresponding to roughly R$4.0 billion, carried out in May 2021 (see note 19.1.ii)) and to the settlements of the 2nd series of the 7th issue of debentures in the amount of R$1,827 million and of the 2nd series of the 9th issue of debentures in the amount of R$308 million, both carried out in September 2021. In addition, on April 15, 2021, the Company and its subsidiary Natura Cosméticos redeemed the total principal amount due under their respective promissory notes, equivalent to R$500 million of the Company and R$250 million of the subsidiary Natura Cosméticos;
c)	New borrowing and financing during the year ended December 31, 2022 refer basically to: (i) utilization of a revolving credit facility in the principal amount of up to US$ 625 million by the subsidiary Natura &Co Luxemburgo; (ii) issue of debt securities by the subsidiary Natura &Co Luxembourg maturing on April 19, 2029 in the principal amount of US$600 million (approximately R$2,809 million), subject to interest of 6.00% per year, which are guaranteed by Natura &Co Holding and by the subsidiary Natura Cosméticos, (iii) issue of the 11th series of debentures in the amount of R$826 million, maturing in 2025 and issue of the 12th series of debentures in the amount of R$1,050 million, maturing between 2025 and 2032 by the subsidiary Natura Cosméticos (iv) issue of commercial notes by the subsidiary Natura Cosméticos in the amount of R$500 million due in 2025 and (v) new credit line in the total principal amount of US$250 million by the subsidiary Natura &Co Luxemburgo.

d)	The amortizations made in the year ended December 31, 2022 refer mainly to the: (i) early redemption of debt securities of the subsidiary Avon ("Notes"), (ii) the early redemption of the 9th and 10th series of debentures issued by the subsidiary Natura Cosméticos (iii) the early redemption of the credit line in the amount of £70 million from the indirect subsidiary The Body Shop and (iv) the refinancing of the credit line under Resolution 4131/62 of the subsidiary Natura Cosméticos.

The maturities of non-current portion of borrowing, financing and debentures recorded as non-current liabilities are as follows:

	2022	2021
2023	-	2,812,260
2024	-	2,249,609
2025 (2025 onwards for 2021)	1,763,902	6,709,894
2026 onwards	11,497,233	-
Total	13,261,135	11,771,763

18.1 Description of the main changes in bank borrowings and financing

i) Debentures

On September 28, 2017, the subsidiary Natura Cosméticos carried out the 7th issue of simple, registered, book-entry, non-convertible, unsecured debentures of Natura, in the total amount of R$ 2,600,000. A total of 260,000 debentures were issued, of which 77,273 were in the 1st series, with maturity date on September 25, 2020, and 182,727 were in the 2nd series, due on September 25, 2021, with an interest rate of CDI rate + 1.4% p.a. and CDI rate + 1.75% p.a., respectively.

On September 21, 2018, the subsidiary Natura Cosméticos carried out the 9th issue of simple, non-convertible unsecured debentures, with personal guarantee, in three series, for public distribution with restricted placement efforts, in accordance with CVM Instruction 476, in the aggregate amount of R$ 1,000,000, used in the partial early amortization related to the 8th issue. The issue consisted of 100,000 debentures, of which 38,904 were in the 1st series, with maturity date on September 21, 2020, 30,831 were in the 2nd series, with maturity date on September 21, 2021, and 30,265 were in the 3rd series, with maturity date on September 21, 2022, and remuneration corresponding to 109.5%, 110.5% and 112.0%, respectively, of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates, respectively.

On July 22, 2019, the subsidiary Natura Cosméticos carried out the 10th issue of simple, non-convertible, unsecured debentures in four series, for public distribution with restricted placement efforts, in accordance with CVM Instruction 476, in the aggregate amount of R$1,576,450. A total of 157,645 simple, registered, book-entry, non-convertible and unsecured debentures were issued in four series, without certificate issue or temporary certificate, at a nominal unit value of R$ 10, of which 40,000 were in the 1st series, 9,570 in the 2nd series, 68,623 in the 3rd series, and 39,452 in the 4th series, all with maturity dates on August 26, 2024, and interest corresponding to 100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1% for the 1st series and 100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15% for other series.

The funds from the 10th issue were used as follows: 1st series: full amortization of the 8th issue of debentures in the amount of R$ 400,000; 2nd series: partial amortization of the 3rd series of the 6th issue in the amount of R$ 92,820; 3rd series: partial amortization of the 1st series of the 7th issue in the amount of R$ 664,090; 4th series: partial amortization of the 1st series of the 9th issue in the amount of R$ 382,960.

On September 21, 2021, the 2nd series of the 9th issue of debentures in the amount of R$308,000 was fully settled.

On September 28, 2021, the 2nd series of the 7th issue of debentures in the amount of R$1,827,000 was fully settled.

On July 25, 2022, the Company carried out the 11th issue of simple, non-convertible, unsecured debentures in single series, for public distribution with restricted placement efforts, in accordance with CVM Instruction 476, of January 16, 2009 (“Issue”, “Restricted Offer”, “Debentures” and “CVM Instruction 476”, respectively) in the aggregate amount of R$826,030. A total of eight hundred and twenty-six thousand and thirty (826,030) simple debentures, not convertible into shares, in a single series, of the unsecured type, all registered and book-entry, with no certificates or pledged, and unit par value of one thousand reais R$1,000.00), with maturity on July 21, 2027 and corresponding compensation at 100% of the accrued variation of the daily average rates for Interfinancial Deposits (DI) plus 1.65% were issued.

The funds arising from the 11h issue were used as follows: partial repayment of the 3rd series of the 9th issue in the amount of R$162,800, partial repayment of the 1st series of the 10th issue in the amount of R$145,830, partial repayment of the 2nd series of the 10th issue in the amount of R$19,210, partial repayment of the 3rd series of the 10th issue in the amount of R$295,280 and partial repayment of the 4th series of the 10th issue in the amount of R$202,910.

On October 6, 2022, the subsidiary Natura Cosméticos made the twelfth (12th) issue of simple, non-convertible unsecured debentures, in three series, with additional personal guarantee by the Company. The main features of the debentures are listed in the table below and support an issue operation of Real Estate Receivables Certificates (CRI). The issue of debentures was the subject of a private placement by the subsidiary Natura Cosméticos.

Debentures of the 12th Issue
Title	Contractual fee	Maturity	Total Amount	Number of Debentures
1st series	100% DI + 0.8%	09/14/2027	R$ 255,889	255,889
2nd series	IPCA +6.8%	09/14/2029	R$ 487,214	487,214
3rd series	IPCA + 6.9%	09/14/2032	R$ 306,897	306,897

The net proceeds obtained by the subsidiary Natura Cosméticos with the issue of the Debentures will be used to pay rents not yet incurred and to reimburse expenses with rents already incurred in the 24 (twenty-four) months prior to the issue date.

On December 6, 2022, the subsidiary Natura Cosméticos fully repaid the 4 series of the tenth (10th) issue of debentures in the amount of R$913,220, with original maturity on August 26, 2024.

The appropriation of costs related to the issue of debentures in the period ended December 31, 2022 was R$7,704 (R$3,096 as of December 31, 2021), recorded monthly under finance expenses, in accordance with the effective interest rate method. As of December 31, 2022, the balance of issue costs to be appropriated is R$ 31,955 (R$ 6,370 as of December 31, 2021).

ii) Working capital – The Body Shop

On April 23, 2021, the indirect subsidiary The Body Shop International Limited contracted a facility agreement with UK Export Finance and HSBC Bank PLC in the amount of one hundred million pounds sterling (£100 million), approximately R$742 million, guaranteed by the  subsidiary Natura Cosméticos and the Company. As of January 2022, the guarantee to the facility agreement was only belong to Company. This facility agreement will be remunerated at the Sonia rate + 2.9% per annum, and has a term for payment of principal and interest with maturities in December 2021, April 2023 and April 2024.

On December 23, 2022, this operation was fully amortized by the indirect subsidiary The Body Shop, with no outstanding balance related to this facility agreement.

iii) ESG Notes

On May 4, 2021, subsidiary Natura Cosméticos concluded the offer of the notes linked to the sustainability goals subject to annual interest of 4.125% and with maturity date on May 3, 2028 (“ESG Notes”) in the total principal amount of US$1 billion (approximately R$5.6 billion) and these are guaranteed by the Company. For this offer of notes, derivative instruments were contracted for foreign exchange hedging purposes.

The targets, to be met by 2026, include a reduction in greenhouse gas emissions by 13% and the use of recycled plastic in packaging by at least 25%, which the Company does not have current indications that will not be met.

The appropriation of costs related to the issue of the Company’s ESG Notes on December 31, 2022 was R$14,889 (R$9,777 on December 30, 2021), recorded monthly under finance expenses, in accordance with the terms of the respective issues. As of December 31, 2022, the balance of issue costs to be appropriated is R$ 79,410 (R$ 94,293 as of December 31, 2021).

iv) Notes - Avon

As of December 31, 2022 the subsidiary Avon has the following note issued:

Notes - Avon	Main US$	Main R$	Annual percentage interest rate	Maturity
Unguaranteed	216,085	1,127,467	8.45%	March 15, 2043

v) Commercial notes

On September 19, 2022, the 1st issue of commercial notes by the subsidiary Natura Cosméticos took place, in a single series in the amount of R$500 million. The commercial notes were publicly distributed with restricted placement efforts, under the terms of CVM Instruction No. 476/2009. Resources were allocated to reinforce cash and liquidity and they mature in 2025.

The appropriation of costs related to the issue of commercial notes in the year ended December 31, 2022 was R$126, recorded monthly under finance expenses, in accordance with the effective interest rate method. The balance of issue costs to be appropriated on December 31, 2022 is R$1,266.

18.2 Covenants

As of December 31, 2022, the Group no longer has the obligation to calculate and disclose restrictive clauses (covenants), which establish the maintenance of minimum financial indicators resulting from the quotient of dividing the net debt of treasury by the EBITDA of the last 12 months, function the maturity and early settlement of the 9th and 10th series of debentures in December 2022.

The Group also has covenants related to non-financial indicators according to each contract. The Company was in compliance with such covenants as of December 31, 2022 and 2021.